CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS (DEFICIT) EQUITY (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Statement Of Stockholders Equity [Abstract]
Issuance of ordinary shares upon initial public offering, issuance cost	¥ 38,711